OTHER CURRENT AND NON-CURRENT ASSETS (Details Narrative) ¥ in Millions			6 Months Ended							7 Months Ended		12 Months Ended
		Oct. 02, 2020	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Oct. 30, 2021 USD ($)	Oct. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Revenues												$ 2,294,400	¥ 15.0
Other commitment														$ 4,500,000	¥ 30.0	$ 4,500,000	¥ 30.0
Revenue	[1]		$ 10,536,656						$ 6,425,577
Debt instrument covenant description										The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation	The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation
Contract terms		4 years
Other assets non current			2,798,887									2,948,681
Cost of goods and services			150,000
Advertising [Member]
Revenue			$ 1,184,761						$ 576,310
IOV Software [Member]
Equity investment ownership percentage			100.00%
UNITED STATES
Due to related parties														$ 4,500,000			¥ 30.0
UNITED STATES | Advertising [Member]
Revenue										$ 462,000	¥ 3.0
Increase in revenue					$ 531,000	¥ 3.4	$ 510,000	¥ 3.3		$ 462,000	¥ 3.0
Vendor [Member]
Due from related parties			$ 653,000
Funding commitment			$ 895,644	¥ 6.0
Commission fee			12.00%
Subcontractor fee			50.00%
Revenues			$ 531,105	¥ 3.4								$ 2,386,360	¥ 15.2
Vendor [Member] | UNITED STATES
Due to related parties															¥ 30.0	$ 4,500,000

[1]	Revenues by operating segments exclude intercompany transactions.